Pensions and Postretirement Benefits (Fair value assumptions) (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate			3.91%	4.13%	3.82%
Expected return on plan assets	8.25%	8.25%	8.25%	8.25%	8.25%
Rate of compensation increase			3.00%	3.00%	3.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate			3.63%	3.80%	3.60%
Medical health care benefits rate increase			6.50%	6.75%	7.00%
Medical drug benefits rate increase			6.50%	6.75%	7.00%
Ultimate health care cost trend rate			5.00%	5.00%	5.00%
Year of ultimate trend rate			2025	2022	2022